Fair value estimation (Tables)	12 Months Ended
Dec. 31, 2025
Fair value estimation
Summary of financial instruments

	Fair value	Fair value	Fair value	Fair value
	assets	liabilities	assets	liabilities
	2025	2025	2024	2024
	$m	$m	$m	$m
Cross currency interest rate swaps and interest rate swaps (level 2):
– net investment hedge	144	(10)	29	(23)
– cash flow hedge	29	(7)	1	(35)
– fair value hedge	4	(6)	—	—
Foreign exchange swaps (level 2):
– non-hedge	5	—	—	(4)
	182	(23)	30	(62)
Analysed as follows:
Current portion	61	(5)	—	(4)
Non-current portion	121	(18)	30	(58)
Derivative financial instruments	182	(23)	30	(62)
Contingent consideration (including put option liability) (level 3)	—	(70)	—	(94)
Analysed as follows:
Current portion	—	(49)	—	(47)
Non-current portion	—	(21)	—	(47)
Other payables	—	(70)	—	(94)

Summary of contingent consideration

	Contingent	Contingent
	consideration	consideration
	2025	2024
	$m	$m
At 1 January	94	97
Exchange differences	7	(3)
Acquisitions	13	39
Payments	(17)	(32)
Unused amount reversed	(25)	(9)
Revaluation of put option	(2)	2
At 31 December	70	94

Summary of maturity of financial instruments

	Less than	Between	More than
	1 year	1 and 5 years	5 years	Total
	$m	$m	$m	$m
At 31 December 2025
Non-derivative financial instruments
Borrowings	(1,518)	(3,676)	(1,217)	(6,411)
	(1,518)	(3,676)	(1,217)	(6,411)
Derivative financial instruments
Cross-currency interest rate swaps:
– outflow	(802)	(1,349)	—	(2,151)
– inflow	836	1,444	—	2,280
Interest rate swaps:
– outflow	(3)	(7)	—	(10)
– inflow	—	—	8	8
Foreign exchange swaps:
– outflow	(284)	—	—	(284)
– inflow	289	—	—	289
Foreign exchange forwards:
– outflow	(48)	—	—	(48)
– inflow	48	—	—	48
	35	88	8	131
Net outflow	(1,483)	(3,588)	(1,209)	(6,280)
At 31 December 2024
Non-derivative financial instruments
Borrowings	(1,534)	(2,314)	(1,224)	(5,072)
	(1,534)	(2,314)	(1,224)	(5,072)
Derivative financial instruments
Cross-currency interest rate swaps:
– outflow	(59)	(2,122)	—	(2,181)
– inflow	31	2,032	—	2,063
Interest rate swaps:
– outflow	—	—	—	—
– inflow	—	—	—	—
Foreign exchange swaps:
– outflow	(455)	—	—	(455)
– inflow	451	—	—	451
Foreign exchange forwards:
– outflow	(13)	—	—	(13)
– inflow	13	—	—	13
	(32)	(90)	—	(122)
Net outflow	(1,566)	(2,404)	(1,224)	(5,194)